Convertible Preferred Stock - Fair value of the Series B 3 Warrants and Series B 2 Tranche Liability (Details) $ in Thousands	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022 $ / shares Y	Oct. 31, 2022 USD ($)
Maximum
Convertible Preferred Stock
Series B-3 Warrants, measurement input	6.0
Fair value per share
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input | $ / shares	0.36	0.37
Series B-3 Warrants, measurement input | $ / shares	0.06	0.08
Exercise price
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input | $ / shares	0.35	0.35
Series B-3 Warrants, measurement input | $ / shares	0.05	0.05
Volatility | Minimum
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input	35.0	50.0
Series B-3 Warrants, measurement input	35.0	50.0
Volatility | Maximum
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input	55.0	65.0
Series B-3 Warrants, measurement input	55.0	65.0
Risk free rate | Minimum
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input	5.2	4.0
Series B-3 Warrants, measurement input	5.2	4.0
Risk free rate | Maximum
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input	5.5	4.7
Series B-3 Warrants, measurement input	5.5	4.7
Expected term | Minimum
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input	0.1	0.2
Series B-3 Warrants, measurement input	5.3	5.8
Expected term | Maximum
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input	0.5	0.4
Series B-3 Warrants, measurement input		6.0
Dividend
Convertible Preferred Stock
Series B-2 Tranche Liability, measurement input | $			0